INCOME TAXES (Schedule of deferred tax assets) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 6,807,482	$ 5,224,941
Intangible assets	31,841	53,995
Allowance for bad debt		35,670
Gross deferred tax assets	6,839,323	5,314,606
Valuation allowance	(6,839,323)	(5,314,606)
Net deferred tax assets